Earnings Per Share - Basic and Diluted Earnings Per Share (Detail) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Earnings Per Share [Abstract]
Net income / (loss) attributable to Despegar.com Corp.	$ (20,910)	$ 19,154	$ 42,366
Earnings per share attributable to Despegar.com Corp. Basic	$ (0.30)	$ 0.28	$ 0.69
Diluted	$ (0.30)	$ 0.27	$ 0.69
Weighted average number of shares outstanding
Basic	69,465	69,154	61,457
Dilutive effect of restricted stock units	$ 1,150	$ 2,100	$ 91